1933 Act File No. 33-11410
                                   1940 Act File No. 811-4533

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  16    ...........        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   15  ...........................        X

               FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
--
 X  on October 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a
--
previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on              ; or
 -                                            -------------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies to: Matthew G. Maloney, Esquire
           Dickstein, Shapiro & Morin, L.L.P.
           2101 L Street, N.W.
           Washington, D.C.  20037




                           CROSS-REFERENCE SHEET


   This Amendment to the Registration Statement of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., which is comprised of four classes of shares, Class A Shares (1); Class B Shares (2); Class C Shares (3); and Class F Shares (4), is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-4) Cover Page.
Item 2.   Synopsis.................(1-4) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............(4) Financial Highlights; (1-4)
                                   Performance Information.
Item 4.   General Description of
           Registrant..............(1-3) Synopsis; (4) General Information;
                                   (1-4) Investment Information; (1-4)
                                   Investment Objective; (1-4) Investment
                                   Policies; (1-4) Portfolio Turnover; (1-
                                   4) Municipal Bonds; (1-4) Investment
                                   Risks; (1-4) Investment Limitations.
Item 5.   Management of the Fund...(1-4) Fund Information; (1-4) Management
                                   of the Fund; (1-3) Distribution of Fund
                                   Shares; (4) Distribution of Class F
                                   Shares; (1-4) Administration of the
                                   Fund.
Item 6.   Capital Stock and Other
           Securities..............(1-3) Dividends and Distributions; (4)
                                   Dividends; (1-4) Shareholder
                                   Information; (1-4) Voting Rights; (1-4)
                                   Tax Information; (1-4) Federal Income
                                   Tax; (1-4) State and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................(1-4) Net Asset Value; (1-3) Investing
                                   in the Fund; (4) Investing in Class F
                                   Shares; (4) Share Purchases; (4) Minimum
                                   Investment Required; (4) What Shares
                                   Cost; (1-3) Reducing or Eliminating the
                                   Sales Charge; (4) Eliminating the Sales
                                   Charge; (1-4) Systematic Investment
                                   Program; (1-4) Exchange Privilege; (1-4)
                                   Certificates and Confirmations.
Item 8.   Redemption or Repurchase.(1-3) How to Redeem Shares; (4)
                                   Redeeming Class F Shares; (1-3)
                                   Redeeming Shares through your Financial
                                   Institution; (4) Through a Financial
                                   Institution; (1-3) Redeeming Shares by
                                   Mail; (4) Directly By Mail; (1-4)
                                   Contingent Deferred Sales Charge; (1-4)
                                   Systematic Withdrawal Program; (1-4)
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-4) Cover Page.
Item 11.  Table of Contents........(1-4) Table of Contents.
Item 12.  General Information and
           History.................(1-4) General Information About the
                                   Fund.
Item 13.  Investment Objectives and
           Policies................(1-4) Investment Objectives and
                                   Policies; (1-4) Investment Limitations.
Item 14.  Management of the Fund...(1-4) Federated Municipal Opportunities
                                   Fund, Inc. Management.
Item 15.  Control Persons and Principal
           Holders of Securities...Not applicable.
Item 16.  Investment Advisory and
           Other Services..........(1-4) Investment Advisory Services; (1-
                                   4) Other Services.
Item 17.  Brokerage Allocation.....(1-4) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........(1-4) Purchasing Shares; (1-4)
                                   Determining Net Asset Value; (4)
                                   Exchange Privilege (Class F Shares
                                   Only); (1-4) Redeeming Shares.
Item 20.  Tax Status...............(1-4) Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
           Data....................(1-4) Total Return; (1-4) Yield; (1-4)
                                   Tax-Equivalent (1-4) Yield; (1-4)
                                   Performance Comparisons.
Item 23.  Financial Statements.....Incorporated by reference to the Annual
                                   Report dated August 31, 1995, pursuant
                                   to Rule 411 under the Securities Act of
                                   1933.  (File No. 811-4533).





FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS

The shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") respresent interests in an open-end, diversified management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated October 31, 1996




-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1


Financial Highlights--Class A Shares...........................................4



Financial Highlights--Class B Shares...........................................5



Financial Highlights--Class C Shares...........................................6


General Information............................................................7

Investment Information.........................................................8
  Investment Objective.........................................................8
  Investment Policies..........................................................8
  Portfolio Turnover...........................................................9
  Municipal Bonds..............................................................9
  Investment Risks............................................................10
  Investment Limitations......................................................11

Net Asset Value...............................................................12

Investing in the Fund.........................................................12

How to Purchase Shares........................................................13
  Investing in Class A Shares.................................................13
  Reducing or Eliminating
     the Sales Charge.........................................................14
  Investing in Class B Shares.................................................16
  Investing in Class C Shares.................................................16
  Special Purchase Features...................................................17
  Exchange Privilege..........................................................17

How to Redeem Shares..........................................................19
  Special Redemption Features.................................................20
  Contingent Deferred Sales Charge............................................21
  Account and Share Information...............................................23

Fund Information..............................................................24
  Management of the Fund......................................................24
  Distribution of Fund Shares.................................................25
  Administration of the Fund..................................................26
  Brokerage Transactions......................................................26
  Expenses of the Fund and Shares.............................................27

Shareholder Information.......................................................28
  Voting Rights...............................................................28

Tax Information...............................................................28
  Federal Income Tax..........................................................28
  State and Local Taxes.......................................................29

Performance Information.......................................................29

Other Classes of Shares.......................................................30

Appendix......................................................................31

Addresses.....................................................................32




-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

                                                          CLASS A SHARES
                                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).....................
                                                                                                                    None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable) (1)...........................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...........................................       None
Exchange Fee.................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                         (As a percentage of projected average net assets)
Management Fee...............................................................................................       0.60%
12b-1 Fee....................................................................................................       None
Total Other Expenses.........................................................................................       0.49%
     Shareholder Services Fee.....................................................................       0.25%
          Total Operating Expenses...........................................................................       1.09%



(1) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one year of purchase. See "Contingent Deferred Sales Charge".



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                              1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each
time period, and (3) payment of the maximum sales charge..........................................     $56        $78


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS A SHARES' FISCAL YEAR ENDING AUGUST 31, 1996.

-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

                                                      CLASS B SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable) (1).............................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None

                                         ANNUAL CLASS B SHARES OPERATING EXPENSES
                                    (As a percentage of projected average net assets)
Management Fee.................................................................................................       0.60%
12b-1 Fee......................................................................................................       0.75%
Total Other Expenses...........................................................................................       0.49%
    Shareholder Services Fee........................................................................       0.25%
         Total Operating Expenses (2)..........................................................................       1.84%




(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").



(2) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                                               1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each
time period, and (3) payment of the maximum sales charge...........................................     $75       $102
You would pay the following expenses on the same investment,
assuming no redemption.............................................................................     $19       $ 58


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS B SHARES' FISCAL YEAR ENDING AUGUST 31, 1996.

--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

                                                      CLASS C SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable) (1).............................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None

                                                ANNUAL OPERATING EXPENSES
                                    (As a percentage of projected average net assets)
Management Fee.................................................................................................       0.60%
12b-1 Fee......................................................................................................       0.75%
Total Other Expenses...........................................................................................       0.49%
    Shareholder Services Fee........................................................................       0.25%
         Total Operating Expenses..............................................................................       1.84%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Redeeming Class C Shares."



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                                               1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each
time period, and (3) payment of the maximum sales charge...........................................     $29        $58
You would pay the following expenses on the same investment,
assuming no redemption.............................................................................     $19        $58


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS C SHARES' FISCAL YEAR ENDING AUGUST 31, 1996.

--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)


--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 11, 1996, on the Fund's financial statements for the year ended August 31, 1996, and on the following table for the period presented, is included in the Annual Report dated August 31, 1996, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                                                           AUGUST 31,
                                                                                                             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $   10.42
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          0.08
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                        (0.12)
--------------------------------------------------------------------------------------------------------  -------------
  Total from investment operations                                                                              (0.04)
--------------------------------------------------------------------------------------------------------  -------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                      (0.05)
--------------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, END OF PERIOD                                                                              $   10.33
--------------------------------------------------------------------------------------------------------  -------------
TOTAL RETURN (B)                                                                                                (0.36%)
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------
  Expenses                                                                                                       0.84%*
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          6.15%*
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
  Net assets, end of period                                                                                      $296
--------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                               22%
--------------------------------------------------------------------------------------------------------



 * Computed on an annualized basis.



 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to
    August 31, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)


--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 11, 1996, on the Fund's financial statements for the year ended August 31, 1996, and on the following table for the period presented, is included in the Annual Report dated August 31, 1996, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                                                           AUGUST 31,
                                                                                                             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $   10.42
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          0.08
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                        (0.12)
--------------------------------------------------------------------------------------------------------  -------------
  Total from investment operations                                                                              (0.04)
--------------------------------------------------------------------------------------------------------  -------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                      (0.05)
--------------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, END OF PERIOD                                                                              $   10.33
--------------------------------------------------------------------------------------------------------  -------------
TOTAL RETURN (B)                                                                                                (0.36%)
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------
  Expenses                                                                                                       0.84%*
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          6.15%*
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
  Net assets, end of period                                                                                      $296
--------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                               22%
--------------------------------------------------------------------------------------------------------



 * Computed on an annualized basis.



 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to
    August 31, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)


--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 11, 1996, on the Fund's financial statements for the year ended August 31, 1996, and on the following table for the period presented, is included in the Annual Report dated August 31, 1996, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                                                           AUGUST 31,
                                                                                                             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $   10.42
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          0.08
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                        (0.12)
--------------------------------------------------------------------------------------------------------  -------------
  Total from investment operations                                                                              (0.04)
--------------------------------------------------------------------------------------------------------  -------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                      (0.05)
--------------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, END OF PERIOD                                                                              $   10.33
--------------------------------------------------------------------------------------------------------  -------------
TOTAL RETURN (B)                                                                                                (0.36%)
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------
  Expenses                                                                                                       0.84%*
--------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          6.15%*
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
  Net assets, end of period                                                                                      $296
--------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                               22%
--------------------------------------------------------------------------------------------------------



 * Computed on an annualized basis.



 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to
    August 31, 1996.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 1996, which can be obtained free of charge.


-------------------------------------------------------------------------------

                              GENERAL INFORMATION

The Corporation was established under the laws of the State of Maryland on November 26, 1986. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate classes of shares. As of March 31, 1996, the Corporation changed its name from Fortress Municipal Income Fund, Inc. to Federated Municipal Opportunities Fund, Inc. With respect to this Fund, as of the date of this prospectus, the Directors have established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares. This prospectus relates only to the Class A Shares, Class B Shares, and Class C Shares of the Fund (individually and collectively as the context requires, "Shares").

Shares of the Fund are designed for individuals seeking high current income through a professionally managed, diversified portfolio of municipal bonds.

For information on how to purchase the Shares offered by this prospectus, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. Subsequent investments in any class must be in amounts of at least $100.

Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."

Class B Shares are sold at net asset value and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."

Class C Shares are sold at net asset value. However, a contingent deferred sales charge of 1.00% is imposed on certain shares which are redeemed within the first 12 months following purchase. See "How to Redeem Shares."

--------------------------------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. The Fund may invest up to but less than 35% of its net assets in lower quality municipal bonds. These bonds will usually offer higher yields than higher-rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")

INVESTMENT POLICIES

Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.
                                CHARACTERISTICS

The municipal bonds which the Fund buys are rated Ba or higher by Moody's Investors Service, Inc. ("Moody's") or rated BB or higher by Standard & Poor's Ratings Group ("S&P"). The Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as "junk bonds") to up to but less than 35% of its net assets. The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. A description of the ratings categories is contained in the Appendix to this prospectus.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The

Fund may realize short-term profits or losses upon the sale of such commitments.

                             TEMPORARY INVESTMENTS
The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for "defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality.

                          OTHER INVESTMENT TECHNIQUES

The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The Fund will notify shareholders before it engages in these futures transactions.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

MUNICIPAL BONDS

Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.

There are two categories of municipal bonds: general obligation and revenue. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.

In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic, business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

INVESTMENT RISKS

The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" by S& P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated municipal bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable.

                    REDUCING RISKS OF LOWER-RATED SECURITIES

The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

 Credit Research. When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

 Diversification. The Fund invests in securities of many different issuers to reduce portfolio risks.

 Economic Analysis. The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or

 invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the directors.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or

 invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.

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                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of Shares of the Fund is determined as of the close of trading, (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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                             INVESTING IN THE FUND

This prospectus offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

                                 CLASS A SHARES

An investor who purchases Class A Shares pays a maximum sales charge of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing the Sales Charge--Class A Shares." Class A Shares have no conversion feature.

                                 CLASS B SHARES

Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.

                                 CLASS C SHARES

Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.

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                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                   DEALER
                   SALES CHARGE   SALES CHARGE   CONCESSION
                       AS A           AS A          AS A
                    PERCENTAGE     PERCENTAGE    PERCENTAGE
                     OF PUBLIC       OF NET       OF PUBLIC
    AMOUNT OF        OFFERING        AMOUNT       OFFERING
   TRANSACTION         PRICE        INVESTED        PRICE
Less than
$100,000               4.50%         4.71%          4.00%
$100,000 but less
than $250,000          3.75%         3.90%          3.25%
$250,000 but less
than $500,000          2.50%         2.56%          2.25%
$500,000 but less
than $1,000,000        2.00%         2.04%          1.80%
$1,000,000 or
greater                0.00%         0.00%         0.25%*


*See sub-section entitled "Dealer Concession."

No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of the sales charge. However, investors who purchase Shares through a trust department, investment adviser, or other financial intermediary may be charged a service fee or other fee by the financial intermediary. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services, or for shareholders designated as Liberty Life Members.

                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

REDUCING OR ELIMINATING THE
SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

 quantity discounts and accumulated purchases;

 concurrent purchases;

 signing a 13-month letter of intent;

 using the reinvestment privilege; or

 purchases with proceeds from redemptions of unaffiliated investment company shares.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more of certain of the funds advised by subsidiaries of Federated Investors (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of certain of the other Federated Funds with a sales charge, and $70,000 in Class A Shares of this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $100,000 of Class A Shares of certain of the Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of certain of the Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has a right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or redeemed with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of 0.50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase.

INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.

                          CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of certain of the Federated Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."

               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

                           PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attn; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

                           PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to the name of the Fund (designate class of Shares and account number). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.

EXCHANGE PRIVILEGE

                                 CLASS A SHARES

Class A shareholders may exchange all or some of their Shares for Class A Shares of certain of the Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on qualifying exchanges.

                                 CLASS B SHARES

Class B shareholders may exchange all or some of their Shares for Class B Shares of certain of the Federated Funds. (Not all of the Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other of the Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
                                 CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares of certain of the Federated Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other of the Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for Federated Funds into which your Shares may be exchanged free of charge.


                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Further information on the exchange privilege and prospectuses for the Federated Funds are available by contacting the Fund.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE

Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 500 Victory Road-2nd Floor, North Quincy, Massachusetts 02171.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

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                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund, provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.

Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the Class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES


Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

     YEAR OF REDEMPTION            CONTINGENT DEFERRED
       AFTER PURCHASE                 SALES CHARGE
  First                                      5.50%
  Second                                     4.75%
  Third                                      4.00%
  Fourth                                     3.00%
  Fifth                                      2.00%
  Sixth                                      1.00%
  Seventh and
     thereafter                              0.00%


                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

               CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of certain of the Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

                ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the Contingent Deferred Sales Charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of Contingent Deferred Sales Charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.

ACCOUNT AND SHARE INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that month's dividend.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

--------------------------------------------------------------------------------

                                FUND INFORMATION

MANAGEMENT OF THE FUND

                                   DIRECTORS

The Fund is managed by the Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the Directors.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to .60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. The Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected the Federated Funds for their clients.

Mary Jo Ochson has been the Fund's portfolio manager since May 1996. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht has been the Fund's portfolio manager since May 1996 Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Jonathan C. Conley has been the Fund's portfolio manager since July 1987. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's Adviser since 1995. Mr. Conley was a Vice President of the Fund's Adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class A Shares, Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of .25%, .75% and .75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan. The Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.

The Distribution Plan is a compensation type Plan. As such, the Fund makes no payments to the distributor, except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated


Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.

                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, the distributor may pay a supplemental fee from its own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:

     MAXIMUM
  ADMINISTRATIVE         AVERAGE AGGREGATE DAILY NET
       FEE              ASSETS OF THE FEDERATED FUNDS
       .15%         on the first $250 million
      .125%         on the next $250 million
       .10%         on the next $250 million
      .075%         on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

EXPENSES OF THE FUND AND SHARES

Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Fund and portfolio expenses.

The Fund expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Fund and continuing its existence; registering the Fund with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Fund; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Fund's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares, and Class C Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; fees for Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, and Class C Shares and Directors' fees incurred as a result of issues relating solely to Class A Shares, Class B Shares, and Class C Shares.

-------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund is entitled to one vote at all meetings of shareholders. As of October 8, 1996, Merrill Lynch Pierce Fenner & Smith (as owner of record holding shares for its clients), Jacksonville, Florida, owned 27.05% of the voting securities of Class F Shares of the Fund, and 96.55% of the voting securities of Class A Shares of the Fund, and Key Clearing Corp., Brooklyn, Ohio, owned 90.66% of the voting securities of Class C Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


--------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.
STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield for each class of Shares including Class F Shares as described under "Other Classes of Shares."

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

Total return, yield, and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

--------------------------------------------------------------------------------

                            OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge and a minimum initial investment of $1,500.

Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Shares and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call
1-800-341-7400 or contact their financial institution.

--------------------------------------------------------------------------------

                                    APPENDIX

                       MUNICIPAL BOND RATING DEFINITIONS

STANDARD AND POOR'S RATINGS GROUP

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

MOODY'S INVESTORS SERVICE, INC.

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

ADDRESSES
--------------------------------------------------------------------------------

Federated Municipal Opportunities Fund, Inc.
                    Class A Shares                                         Federated Investors Tower
                    Class B Shares                                         Pittsburgh, Pennsylvania 15222-3779
                    Class C Shares
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------





                                        FEDERATED MUNICIPAL
                                        OPPORTUNITIES FUND, INC.
                                        (FORMERLY, FORTRESS MUNICIPAL
                                        INCOME FUND, INC.)
                                        CLASS A SHARES, CLASS B SHARES,
                                        CLASS C SHARES

                                        PROSPECTUS
                                        An Open-End, Diversified
                                        Management Investment Company
                                        October 31, 1996


       Cusip 313910200

       Cusip 313910309
       Cusip 313910408
       G00570-03 (10/96)







FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)
CLASS F SHARES
PROSPECTUS

The Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated October 31, 1996

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Portfolio Turnover...........................................................5
  Municipal Bonds..............................................................5
  Investment Risks.............................................................5
  Investment Limitations.......................................................7

Net Asset Value................................................................7

Investing in Class F Shares....................................................8
  Share Purchases..............................................................8
  Minimum Investment Required..................................................8
  What Shares Cost.............................................................8
  Eliminating the Sales Charge.................................................9
  Systematic Investment Program...............................................10
  Exchange Privilege..........................................................11
  Certificates and Confirmations..............................................11
  Dividends and Distributions.................................................11

Redeeming Class F Shares......................................................12
  Through a Financial Institution.............................................12
  Directly by Mail............................................................13
  Contingent Deferred Sales Charge............................................13
  Systematic Withdrawal Program...............................................14
  Accounts with Low Balances..................................................14

Fund Information..............................................................15
  Management of the Fund......................................................15
  Distribution of Class F Shares..............................................16
  Administration of the Fund..................................................18

Shareholder Information.......................................................18
  Voting Rights...............................................................18

Tax Information...............................................................19
  Federal Income Tax..........................................................19
  State and Local Taxes.......................................................19

Performance Information.......................................................20

Other Classes of Shares.......................................................21

Appendix......................................................................21

Addresses.....................................................................23
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                            SUMMARY OF FUND EXPENSES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

                                                           CLASS F SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       1.00%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable) (1)............................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       0.60%
12b-1 Fee (2).................................................................................................       0.00%
Total Other Expenses..........................................................................................       0.48%
    Shareholder Services Fee (after waiver) (3)....................................................       0.24%
         Total Operating Expenses (4).........................................................................       1.08%



(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."



(2) The Class did not pay or accrue 12b-1 fees during the fiscal year ended August 31, 1996. The Class has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1997. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."


(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder services provider can terminate the voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.09% absent the voluntary waiver of the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the
end of each time period......................................................     $31        $55        $69       $140
You would pay the following expenses on the same investment,
assuming no redemption.......................................................     $21        $44        $69       $140


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

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                      FINANCIAL HIGHLIGHTS--CLASS F SHARES
                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)
--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 11, 1996 on the Fund's financial statements for the year ended August 31, 1996, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1996, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                       YEAR ENDED AUGUST 31,
                                         1996       1995       1994       1993       1992       1991       1990       1989
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD   $   10.71  $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23  $    9.76
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
 Net investment income                      0.69       0.63       0.61       0.62       0.66       0.70       0.72       0.74
-------------------------------------
 Net realized and unrealized gain
 (loss) on investments                     (0.42)      0.15      (0.73)      0.51       0.39       0.40      (0.23)      0.49
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations           0.27       0.78      (0.12)      1.13       1.05       1.10       0.49       1.23
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------
 Distributions from net investment
 income                                    (0.65)     (0.63)     (0.60)     (0.63)     (0.66)     (0.71)     (0.72)     (0.76)
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD         $   10.33  $   10.71  $   10.56  $   11.28  $   10.78  $   10.39  $   10.00  $   10.23
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (b)                            2.47%      7.73%     (1.06%)     10.86%     10.45%     11.37%      4.98%     13.09%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
 Expenses                                   1.08%      1.08%      1.09%      1.09%      1.05%      1.02%      1.01%      0.90%
-------------------------------------
 Net investment income                      5.91%      6.18%      5.56%      5.65%      6.18%      6.86%      7.07%      7.27%
-------------------------------------
 Expense waiver/reimbursement (c)           0.01%      0.00%      0.00%      0.00%      0.14%      0.33%      0.39%      0.83%
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
 Net assets, end of period
 (000 omitted)
                                        $383,028   $426,010   $472,232   $458,331   $248,768   $135,628    $89,907    $62,501
-------------------------------------
 Portfolio turnover                           22%        13%        27%         7%        14%        18%        24%        24%
-------------------------------------

                                         1988      1987(A)
NET ASSET VALUE, BEGINNING OF PERIOD   $   10.07  $   10.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
 Net investment income                      0.78       0.26
-------------------------------------
 Net realized and unrealized gain
 (loss) on investments                     (0.36)      0.07
-------------------------------------  ---------  ---------
 Total from investment operations           0.42       0.33
-------------------------------------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------
 Distributions from net investment
 income                                    (0.73)     (0.26)
-------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD         $    9.76  $   10.07
-------------------------------------  ---------  ---------
TOTAL RETURN (b)                            4.43%      3.48%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
 Expenses                                   1.02%      0.86%*
-------------------------------------
 Net investment income                      8.03%      7.14%*
-------------------------------------
 Expense waiver/reimbursement (c)           0.70%      0.29%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
 Net assets, end of period
 (000 omitted)                           $25,151    $22,829
-------------------------------------
 Portfolio turnover                           34%         0%
-------------------------------------



* Computed on an annualized basis.



 (a) Reflects operations for the period from April 10, 1987, (date of initial public investment) to August 31, 1987. For the period from the start of business, April 1, 1987 to April 9, 1987, net investment aggregating $0.01 per share was distributed to the Fund's investment adviser. Such distribution represented the net investment income of the Fund prior to the initial public offering of the Fund shares which commenced on April 10, 1987.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 1996, which can be obtained free of charge.


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                              GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on November 26, 1986.

The Articles of Incorporation permit the Fund to offer separate classes of shares. As of March 31, 1995, the Corporation changed its name from Fortress Municipal Income Fund, Inc. to Federated Municipal Opportunities Fund, Inc. With respect to this Fund, as of the date of this prospectus, the Board of Directors ("Directors") has established four classes of shares known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares. This prospectus relates only to the Class F Shares ("Shares") of the Fund.

The Fund is designed primarily for individuals seeking high current income through a professionally managed, diversified portfolio of municipal bonds. A minimum initial investment of $1,500 is required. Class F Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares, other than Shares purchased through reinvestment of dividends, which are redeemed within one to four years of their purchase dates.

--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. The Fund may invest up to but less than 35% of its net assets in lower quality municipal bonds. These bonds will usually offer higher yields than higher-rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")

INVESTMENT POLICIES

Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

                                CHARACTERISTICS

The municipal bonds which the Fund buys are rated Ba or higher by Moody's Investors Service, Inc. ("Moody's") or rated BB or higher by Standard & Poor's Ratings Group ("S&P"). The Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as "junk bonds") to up to but less than 35% of its net assets. The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. A description of the ratings categories is contained in the Appendix to this prospectus.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                             TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for "defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality.

                          OTHER INVESTMENT TECHNIQUES

The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The

Fund will notify shareholders before it engages in these futures transactions.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

MUNICIPAL BONDS
Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.

There are two categories of municipal bonds: general obligation and revenue. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.

In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic, business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

INVESTMENT RISKS

The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated municipal bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable.


                               REDUCING RISKS OF
                             LOWER-RATED SECURITIES

The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

 .Credit Research. When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

 .Diversification. The Fund invests in securities of many different issuers to reduce portfolio risks.

 .Economic Analysis. The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

INVESTMENT LIMITATIONS

The Fund will not:

 .borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or

 .invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the directors.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 .invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or

 .invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.

--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Class F Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Class F Shares in the liabilities of the Fund and those attributable to the Class F Shares, and dividing the remainder by the total number of Class F Shares outstanding. The net asset value for Class F Shares may differ from that of Class A Shares, Class B Shares, and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

--------------------------------------------------------------------------------
                          INVESTING IN CLASS F SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased through an investment dealer who has a sales agreement with the distributor, Federated Securities Corp., or directly from Federated Securities Corp. either by mail or wire. The Fund reserves the right to reject any purchase request.

                        THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. Orders through a financial institution are considered received when the Fund is notified of the purchase order. It is the financial institution's responsibility to transmit orders promptly.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Supplemental Payments to Financial Institutions").

                                DIRECTLY BY MAIL

To purchase Shares directly from Federated Securities Corp.:

 complete and sign the application available from the Fund;

 enclose a check made payable to Federated Municipal Opportunities Fund, Inc.;
 and

 send both to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600.

Purchases by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is generally the next business day after State Street Bank receives the check.

                                DIRECTLY BY WIRE

To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire, call the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank receives payment by wire. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). There is no sales charge for purchases of $1 million or more. However, those unaffiliated institutions through whom Shares are purchased may charge fees for services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed. No sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Under certain circumstances described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.

                               DEALER CONCESSION

For sales of Shares of the Fund, the distributor will normally receive up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING THE SALES CHARGE

The sales charge can be eliminated on the purchase of Shares through:

 .quantity discounts and accumulated purchases;

 .signing a 13-month letter of intent;

 .using the reinvestment privilege; or

 .concurrent purchases.
                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge. In addition, the sales charge is eliminated for purchases of $1 million or more made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in Shares. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000, and he purchases $100,000 or more at the current public offering price, there will be no sales charge on the additional purchase.

The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having a current value at public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.
                                LETTER OF INTENT

If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares of the Fund) until such purchase is completed.

The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge." This letter of intent will not obligate the shareholder to purchase Shares. The letter may be dated as of a prior date to include any purchases made within the past 90 days.

                             REINVESTMENT PRIVILEGE

If Shares in the Fund have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.
                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of two or more funds offering Class F Shares, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of certain of the funds advised by subsidiaries of Federated Investors ("the Federated Funds") and $600,000 in Shares, the sales charge would be eliminated.

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn monthly from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by State Street Bank, plus the 1.00% sales charge for purchases under

$1 million. A shareholder may apply for participation in this program through Federated Securities Corp.

EXCHANGE PRIVILEGE

The Fund has exchange privileges with the Class F Shares of the following Federated Funds:

Federated American Leaders Fund, Inc.; Federated California Municipal Income Fund; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated Bond Fund; Federated Government Income Securities, Inc.; Federated Equity Income Fund, Inc.; Federated Limited Term Fund; Federated Limited Term Municipal Fund; Federated New York Municipal Income Fund; Federated Ohio Municipal Income Fund; Federated Strategic Income Fund; Federated Utility Fund; and Federated World Utility Fund.

Shares in Federated Municipal Opportunities Fund, Inc. or in the Federated Funds may be exchanged at net asset value without a sales charge (if previously paid) or a contingent deferred sales charge. The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.

Shares of certain of the Federated Funds which are advised by subsidiaries or affiliates of Federated Investors may also be exchanged for Shares at net asset value (plus a sales charge, if applicable). With the exception of exchanges into other Federated Funds, such exchanges may be subject to a contingent deferred sales charge and possibly a sales charge.

Shareholders using the exchange privilege must exchange Shares having a net asset value which at least meets the minimum investment for the fund into which the exchange is being made. Shareholders who desire to automatically exchange Shares of a pre-determined amount on a monthly, quarterly, annual or other periodic basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution.

Before a financial institution may request exchange by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept exchange by telephone must first be completed. Exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short or long-term capital gain or loss may be realized. Before making any exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the transfer agent.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders on the application or by writing to Federated Shareholder Services Company.

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                            REDEEMING CLASS F SHARES

The Fund redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.
THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the

Fund to accept redemption requests by telephone must first be completed. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Directly by Mail," should be considered.

DIRECTLY BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the Class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                               RECEIVING PAYMENT

A check for the proceeds is mailed within seven days after receipt of proper written redemption instructions from a broker or from the shareholder.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:

                                          CONTINGENT
    AMOUNT OF                              DEFERRED
    PURCHASE          SHARES HELD        SALES CHARGE
   ---------          ----------         ------------
 Up to $1,999,999   4 years or less         1.00%
  $2,000,000 to
    $4,999,999      2 years or less         0.50%
$5,000,000 or more  1 year or less          0.25%


In instances in which Shares have been acquired in exchange for Class F Shares of other Federated Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the time period during which the Shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through: (i) the reinvestment of dividends or distributions of long-term capital gains; or (ii) the exchange of Shares of Federated Government Income Securities, Inc. where those Shares were purchased during that fund's Charter Offering Period. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred first of Shares acquired through the reinvestment of dividends and long-term capital gains, second of purchases of Shares occurring prior to the number of years necessary to satisfy the applicable hold period, and finally of purchases of Shares occurring within the current hold period. For accounts with Shares subject to multiple holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.

The contingent deferred sales charge will not be imposed when a redemption results from a return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account, after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares of certain of the Federated Funds or in connection with redemptions by the Fund of accounts with low balances. Shares originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, to the extent that no advanced payments are made for purchases made through such entities. In addition, Shares held in the Fund by a financial institution for its own account which were originally purchased by the financial institution directly from the Fund's distributor without a sales charge may be redeemed without a contingent deferred sales charge. For more information, see "Supplemental Payments to Financial Institutions."

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to purchase Shares while participating in this program.

Contingent deferred sales charges are charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Share's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

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                                FUND INFORMATION

MANAGEMENT OF THE FUND

                                   DIRECTORS

The Fund is managed by the Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the Directors.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. The Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected the Federated Funds for their clients.

Mary Jo Ochson has been the Fund's portfolio manager since May 1996. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht has been the Fund's portfolio manager since May 1996. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Jonathan C. Conley has been the Fund's portfolio manager since July 1987. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's Adviser since 1995. Mr. Conley was a Vice President of the Fund's Adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

DISTRIBUTION OF CLASS F SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Fund is not currently making payments for Class F Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.


The distributor will pay financial institutions a fee based upon Shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Board of Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.25% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.25%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

The distributor will pay brokers and financial institutions, for distribution and/or administrative services, an amount equal to 1% of the offering price of the shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1% sales charge on purchases of less than $1 million.) Any fees paid by the distributor pursuant to these administrative arrangements will be reimbursed by the Adviser. The administrator may elect to receive amounts less than those stated, which would reduce the stated contingent deferred sales charge and/or the holding period used to calculate the fee.

Furthermore, in addition to payments made pursuant to the Plan and Shareholder Services Agreement, the distributor may pay a supplemental fee from its own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:

                          AVERAGE AGGREGATE
     MAXIMUM                  DAILY NET
  ADMINISTRATIVE            ASSETS OF THE
       FEE                 FEDERATED FUNDS
  --------------    -------------------------
       .15%         on the first $250 million
      .125%         on the next $250 million
       .10%         on the next $250 million
      .075%         on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

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                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each share of the Fund is entitled to one vote at all meetings of shareholders. As of October 8, 1996, Merrill Lynch Pierce Fenner & Smith (as owner of record holding shares for its clients), Jacksonville, Florida, owned 26.83% of the voting securities of Class F Shares of the Fund, and 96.55% of the voting securities of Class A Shares of the Fund, and Key Clearing Corp., Brooklyn, Ohio, owned 90.66% of the voting securities of Class C Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


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                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

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                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield for Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

Total return, yield and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares and Class F Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

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                            OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold at net asset value subject to a front-end sales charge, and a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class A Shares are subject to a minimum initial investment of $500.

Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class B Shares are subject to a minimum initial investment of $1,500.

Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class C Shares are subject to a minimum investment of $1,500.

Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.

To obtain more information and a combined prospectus for Class A Shares, Class B Shares and Class C Shares, investors may call
1-800-341-7400 or contact their financial institution.

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                                    APPENDIX

MUNICIPAL BOND
RATING DEFINITIONS

STANDARD & POOR'S RATINGS GROUP

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


ADDRESSES
--------------------------------------------------------------------------------

Federated Municipal Opportunities Fund, Inc.
                    Class F Shares                                         Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------



                                        FEDERATED MUNICIPAL
                                        OPPORTUNITIES FUND, INC.
                                        (FORMERLY, FORTRESS MUNICIPAL
                                        INCOME FUND, INC.)
                                        CLASS F SHARES


                                        PROSPECTUS

                                        An Open-End, Diversified
                                        Management Investment Company

                                        October 31, 1996


[LOGO OF FEDERATED INVESTORS]
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

                                           [logo]


Cusip 313910101

G00570-02-F (10/96)






                 FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                                CLASS F SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
       This Statement of Additional Information should be read with the prospectuses of Federated Municipal Opportunities Fund, Inc. the `Fund''), dated October 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated October 31, 1996.

Federated Securities Corp. is the distributor of the Fund
and is a subsidiary of Federated Investors.
Cusips 313910200
             313910309
             313910408
             313910101
8092709B (10/96)


GENERAL INFORMATION ABOUT THE FUND                       2

INVESTMENT OBJECTIVE AND POLICIES                        2

 Acceptable Investments                                  2
 When-Issued and Delayed Delivery Transactions           2
 Temporary Investments                                   2
 Repurchase Agreements                                   3
 Reverse Repurchase Agreements                           3
 Portfolio Turnover                                      3
INVESTMENT LIMITATIONS                                   3

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. MANAGEMENT  6

 Fund Ownership                                         10
 Directors Compensation                                 10
INVESTMENT ADVISORY SERVICES                            11

 Adviser to the Fund                                    11
 Advisory Fees                                          11
BROKERAGE TRANSACTIONS                                  11

OTHER SERVICES                                          12

 Fund Administration                                    12
 Custodian and Portfolio Accountant                     12
 Transfer Agent                                         12
 Independent Auditors                                   12
PURCHASING SHARES                                       12

 Distribution of Shares                                 12
 Distribution Plan and Shareholder Services             12
 Conversion to Federal Funds                            13


 Purchases by Sales Representatives, Fund Directors, and
  Employees                                             13
DETERMINING NET ASSET VALUE                             13

 Valuing Municipal Bonds                                13
 Use of Amortized Cost                                  13
EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)                13

 Reduced Sales Charge                                   13
 Requirements for Exchange                              14
 Tax Consequences                                       14
 Making an Exchange                                     14
REDEEMING SHARES                                        14

 Redemption in Kind                                     14
 Elimination of the Contingent Deferred Sales Charge    14
TAX STATUS                                              15

 The Fund's Tax Status                                  15
 Shareholders' Tax Status                               15
TOTAL RETURN                                            15

YIELD                                                   15

TAX-EQUIVALENT YIELD                                    16

 Tax-Equivalency Table                                  16
PERFORMANCE COMPARISONS                                 18

 Economic and Market Information                        18
ABOUT FEDERATED INVESTORS                               18

FINANCIAL STATEMENTS                                    19


GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on November 26, 1986. It is qualified to do business as a foreign corporation in Pennsylvania. Effective March 31, 1996, the name of the Fund changed from Fortress Municipal Income Fund, Inc. to Federated Municipal Opportunities Fund, Inc.
Shares of the Fund are offered in four classes, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as `Shares'' as the context may require.) This Statement of Additional Information relates to all four of the above-mentioned classes of Shares.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in municipal bonds.
   CHARACTERISTICS
     The municipal bonds in which the Fund invests have the characteristics set forth in the prospectus.
     If a bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments from time to time for defensive purposes. The Fund does not presently intend to invest in temporary investments other than repurchase agreements.
The Fund might invest in temporary investments:
     oas a reaction to market conditions;
     owhile waiting to invest proceeds of sales of shares or portfolio securities, although generally proceeds from sales of shares will be invested in municipal bonds as quickly as possible; or
     oin anticipation of redemption requests.
The Fund will not purchase temporary investments (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of the purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may, for temporary defensive purposes, invest 25% or more of the value of its assets in cash or cash items, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked-to-market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors ("Directors"). From time to time, such as when suitable municipal bonds are not available, the Fund may retain a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1996 and August 31, 1995, the portfolio turnover rates were 22% and 13%, respectively.
INVESTMENT LIMITATIONS

   BUYING ON MARGIN
     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
   PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on municipal bonds nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances, in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.
   INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of municipal bonds, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.
   SELLING SHORT
     The Fund will not sell securities short.
   RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933,


     except for certain restricted securities which meet the criteria for liquidity as established by the Directors.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of its total assets in the securities of any one issuer (except cash and cash instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by money market instruments such as repurchase agreements).
     Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
     Private activity bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of a private activity bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.


   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of its total assets in industrial development bonds where the payment of principal and interest is the responsibility of companies with less than three years of operating history.
   INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases.
   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
   CRITERIA FOR LIQUIDITY OF RESTRICTED SECURITIES
     The ability of the Board of Directors (`Directors'') to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (`SEC'') Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
During the past fiscal year, the Fund did not (1) purchase or sell options on securities, as permitted by the investment limitations, without first notifying shareholders; (2) purchase "liquidity puts" or "standby commitments" as described in the prospectus, engage in reverse repurchase agreements, or borrow money in excess of 5% of the value of its total assets; or (3) lend portfolio securities. The Fund does not expect to engage in any of the above activities during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. MANAGEMENT

   Officers and Directors are listed with their addresses, birthdates, present positions with Federated Municipal Opportunities Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh,; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.; Director or Trustee of the Funds;


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Richard B. Fisher *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President and Director
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds;.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, PL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller Ament, Henny, Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director


Attorney, Member of Miller Ament, Henny, Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term


Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of October 8, 1996, as record owner holding Class B Shares for its clients, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida owned approximately 14,499 shares (11.51%), and the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Ann Smith, New York, NY, owned approximately 11,015 shares (8.74%), Annetta Pike Ttee, Phoenix AZ, owned approximately 9,007 shares (7.15%), BHC Securities, Inc., Philadelphia, PA, owned approximately 16,350 shares (12.98%), Lewco Securities Corp., Jersey City, NJ, owned approximately 16,685 shares (13.24%), Harry Bass, Briarwood, NY. owned approximately
9.596 shares (7.62%), and Smith Barney, Inc., New York, NY, owned approximately 8,620 shares (6.84%).
   DIRECTORS COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
CORPORATION           CORPORATION*#     FROM FUND COMPLEX +


John F. Donahue       $ -0-             $-0- for the Corporation and
Chairman and Director                   54 other investment companies in
the Fund Complex
Thomas G. Bigley      $1401.43          $86,331 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
John T. Conroy, Jr.   $1534.15          $115,760 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
William J. Copeland   $1534.15          $115,760 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
James E. Dowd         $1534.15          $115,760 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
Lawrence D. Ellis, M.D.                 $1401.43  $104,898 for the
Corporation and
Director                                54 other investment companies in
the Fund Complex
Richard B. Fisher     $-0-              $-0- for the Corporation and
President and Director                  6 other investment companies in the
Fund Complex


Edward L. Flaherty, Jr.                 $1534.15  $115,760 for the
Corporation and
Director                                54 other investment companies in
the Fund Complex
Peter E. Madden       $1401.43          $104,898 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
Gregor F. Meyer       $1401.43          $104,898 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
John E. Murray, Jr.   $1401.43          $104,898 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
Wesley W. Posvar      $1401.43          $104,898 for the Corporation and
Director                                54 other investment companies in
the Fund Complex
Marjorie P. Smuts     $1401.43          $104,898 for the Corporation and
Director                                54 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996. #The aggregate compensation is provided for the Corporation which is comprised of one portfolio.
+The information is provided for the last calendar year.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of


Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
   For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1996, 1995, and 1994, the Fund's Adviser earned $2,475,132, $2,576,669, and $2,908,854, respectively.
   STATE EXPENSE LIMITATION
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.


     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended August 31, 1995, 1994 and 1993, the Fund paid no brokerage commissions on brokerage transactions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator.
Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended August
31, 1996, 1995 and 1994, the Administrators earned $311,976, $325,090 and
$458,072.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "How to Purchase Shares" and "Investing in Class F Shares."
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal period ending August 31, 1996, no payments were made pursuant to the Distribution Plan. In addition, for this period, the Fund paid shareholder services fees on behalf of Class F Shares in the amount of $1,031,305, of which $41,252 was waived. Class A Shares, Class B Shares, and Class C Shares did not exist prior to May 3, 1996. The Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issuer, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.
EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the prospectus for these classes of Shares.
The Securities and Exchange Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their Class F Shares for shares in other Federated Funds (which are sold with a sales charge different from that of the Fund or with no sales charge and which are advised by subsidiaries or affiliates of Federated Investors) without the assessment of a contingent deferred sales charge on the exchanged Shares.
The order also allows certain other funds, including funds that are not advised by subsidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Class F Shares on a basis other than the current offering price. These exchanges may be made to extent that such shares were acquired in a prior exchange at net asset value, for shares of a Federated fund carrying a sales charge.


REDUCED SALES CHARGE
If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp.
REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Class F Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Class F Shares submitted for exchange are redeemed and the proceeds invested in Class F shares of the other fund.
Further information on the exchange privilege and prospectuses for Class F Shares or other Federated Funds available by calling the Fund.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "How to Redeem Shares" or "Redeeming Class F Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within six years of purchase, Class C Shares redeemed within one year of purchase, and Class F Shares redeemed within four years of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly. REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
   The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.


   CAPITAL GAINS
     Capital gains or losses may be realized on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
TOTAL RETURN

   The Class F Shares' average annual total returns for the one-year and five-year periods ended August 31, 1996 and the period from April 10, 1987 (effective date of the Fund's registration statement) to August 31, 1996 were 0.44%, 5.78% and 7.02%, respectively. Class A Shares, Class B Shares and Class C Shares did not exist prior to May 3, 1996.
The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
YIELD

   The yield for Class F Shares for the thirty-day period ended August 31, 1996 was 5.79%. Class A Shares, Class B Shares and Class C Shares did not exist prior to May 3, 1996.
The yield for each class of Shares is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a class of Shares, performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD

The tax-equivalent yield for Class F Shares for the thirty-day period ended August 31, 1996 was 8.04%.


The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996
                               MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750



            TAX-EXEMPT
                 YIELD        TAXABLE YIELD EQUIVALENT


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.




PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the high yield municipal bond funds category in advertising and sales literature.


     oLEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
   The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the municipal sector, as of December 31, 1995, Federated Investors managed 12 bond funds with approximately
$2.0 billion in assets and 20 money market funds with approximately $7.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


FINANCIAL STATEMENTS

   The financial statements for the Fund for the fiscal year ended August 31, 1996, are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1996.



*Source: Investment Company Institute






PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a) Financial Statements (Incorporated by reference to the Annual Report dated August 31, 1996 pursuant to Rule 411 under the Securities Act of 1933.) (File No. 811-4533)
          (b)  Exhibits:
                (1)   (i)Conformed copy of Articles of Incorporation of
                         the Registrant (1);
                     (ii)Conformed copy of Amendment to Articles of
                         Incorporation (6);


                    (iii)Conformed copy of Amended and Restated Articles
                         of Incorporation of Federated Municipal
                         Opportunities Fund, Inc.; +
                     (iv)Conformed copy of Federated Municipal
                         Opportunities Fund, Inc. Certificate of
                         Correction; +
                (2) Copy of Amended and Restated By-Laws of the Registrant;
                    +
                (3) Not applicable;
                (4)  (i) Specimen Certificate for Class A Shares; +
                    (ii) Specimen Certificate for Class B Shares; +
                    (iii) Specimen Certificate for Class C Shares; +
                    (iv) Specimen Certificate for Class F Shares; +
                (5) Conformed copy of the Investment Advisory Contract of
                    the Registrant (4);
                (6) (i) Conformed copy of Distributor's Contract of the
                    Registrant; +
                    (ii) Conformed of Exhibits A through C to the Distributor's Contract; +
                     (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (8);




 +   All exhibits have been filed electronically.


1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed August 25, 1989. (File Nos. 33-11410 and 811-
     4533)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed October 25, 1989. (File Nos. 33-11410 and 811-
     4533)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed October 24, 1990. (File Nos. 33-11410 and 811-
     4533)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed October 25, 1995. (File Nos. 33-11410 and 811-
     4533)


                (9)  (i) Conformed copy of Agreement for Fund Accounting
                         Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement (9);
                    (ii) Conformed copy of Shareholder Services
                         Agreement;(7)
                    (iii)     The responses described in Item 24(b)6 are
                         hereby incorporated by reference.


               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (8);
               (11) Conformed copy of Consent of Independent Auditor; +
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (8);
               (14) Not applicable;
               (15)   (i)Conformed copy of Distribution Plan as amended; +
                      (ii)    The responses described in Item 24(b)6
                    are hereby incorporated by reference.
               (16) Copy of Schedule for Computation of Yield Calculation
                    (8);
               (17) Copy of Financial Data Schedules; +
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.(File Nos. 33-52149 and 811-07141).
               (19) Conformed copy of Power of Attorney (8);

 +   All exhibits have been filed electronically.


 1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed April 9, 1987 (File Nos. 33-11410 and 811-4533)


 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed October 25, 1988. (File Nos. 33-11410 and 811-
     4533)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed October 25, 1989. (File Nos. 33-11410 and 811-
     4533)
 7. Repsonse incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed October 26, 1994. (File Nos. 33-11410 and 811-
     4533)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed October 25, 1995. (File Nos. 33-11410 and 811-
     4533)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 3, 1996. (File Nos. 33-11410 and 811-4533)



Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of October 8, 1996

          Shares of capital stock              10,531
          ($0.001 per Share par value)


Item 27.  Indemnification: (1)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Directors and four of the Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement under "Federated Municipal Opportunities Fund, Inc. Management'. The remaining Director of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
          C. Conley, Mark Durbiano, J. Alan Minteer, Mary Jo Ochson, Robert
          J. Ostrowski, Senior Vice Presidents; J. Scott Albrecht, Joseph
          M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Timothy E. Keefe, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Edward J. Tiedge, Sandra


          L. Weber and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)



Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional


Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.


             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.





          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief              Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.


Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant...............Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

          Federated Shareholder
            Services Company.......Federated Investors Tower
          Transfer Agent and Dividend   Pittsburgh, PA  15222-3779
          Disbursing Agent

          Federated Administrative      Federated Investors Tower
            Services ..............Pittsburgh, PA  15222-3779
          Administrator

          Federated Advisers.......Federated Investors Tower
          Adviser                       Pittsburgh, PA  15222-3779

          State Street Bank and Trust   P.O. Box 8600
            Company................Boston, MA  02266-8600
          Custodian


Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:   Registrant hereby undertakes to comply with the
          provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of October, 1996

               FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               October 25, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



   NAME                       TITLE                         DATE
By:/s/S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact  October 25, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

Richard B. Fisher*          President and Director

John W. McGonigle*          Executive Vice President,Treasurer
                            and Secretary

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director


Peter E. Madden*            Director

Gregor F. Meyer*            Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney